Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 5) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Entitiees [Member] | Country Of Brazil [Member] | Oil And Gas Producing Activities [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	10,423	9,816	8,792
Extensions and discoveries	233
Revisions of previous estimates	1,260	1,983	1,923
Sales of reserves	(155)	(523)	(11)
Production for the year	(888)	(852)	(888)
Ending balance	10,873	10,423	9,816
Consolidated Entitiees [Member] | Country Of Brazil [Member] | Synthetics Oil 1 [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance		13
Revisions of previous estimates			14
Sales of reserves		(12)
Production for the year		(1)	(1)
Ending balance			13
Consolidated Entitiees [Member] | South America One [Member] | Oil And Gas Producing Activities [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	33	33	5
Extensions and discoveries	3
Revisions of previous estimates	(1)	3	32
Production for the year	(4)	(4)	(3)
Ending balance		33	33
Consolidated Entitiees [Member] | South America [Member] | Oil And Gas Producing Activities [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	33	33
Ending balance	31	33	33
Consolidated Entitie 2 [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	10,455	9,862	8,797
Extensions and discoveries	236
Revisions of previous estimates	1,259	1,986	1,969
Sales of reserves	(155)	(536)	(11)
Production for the year	(892)	(857)	(892)
Ending balance	10,904	10,455	9,862
Equity Method Investeee [Member] | North America One [Member] | Oil And Gas Producing Activities [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	17	18	19
Extensions and discoveries			1
Revisions of previous estimates	2	3	2
Sales of reserves		(1)
Production for the year	(2)	(3)	(3)
Ending balance	17	17	18
Equity Method Investees 2 [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	10,473	9,880	8,816
Extensions and discoveries	237		1
Revisions of previous estimates	1,262	1,989	1,971
Sales of reserves	(155)	(536)	(11)
Production for the year	(894)	(860)	(896)
Ending balance	10,921	10,473	9,880